Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

A continuity schedule of intangible assets at June 30, 2025 and December 31, 2024 is as follows:

	June Capitalized Software	December Development
	2025	2024
Cost
Balance at January 1	$10,231,824	$7,044,658
Additions	1,475,522	3,367,579
Foreign exchange impact	1,083,182	(180,413)
Balance at June 2025, 2024	12,790,529	10,231,824

Accumulated Amortization
Balance at January 1	4,063,291	2,420,479
Additions	1,199,537	1,717,575
Foreign exchange impact	453,176	(74,763)
Balance at June 2025, 2024	5,716,004	4,063,291
Net Book Value at June 2025, 2024	$7,074,524	$6,168,533

Schedule of aggregate amortization expense

At June 30, 2025, the estimated aggregate amortization expense for each of the next five years is as follows:

30-Jun-25
Remaining 2025	$1,652,713
2026	2,168,725
2027	1,951,852
2028	1,040,988
2029	208,198
Thereafter	52,049
7,074,524